Document and Entity Information	Feb. 24, 2021
Cover [Abstract]
Entity Registrant Name	SMTC CORP
Amendment Flag	false
Entity Central Index Key	0001108320
Document Type	8-K
Document Period End Date	Feb. 24, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-31051
Entity Tax Identification Number	98-0197680
Entity Address, Address Line One	7050 Woodbine Avenue
Entity Address, City or Town	Markham
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L3R 4G8
City Area Code	(905)
Local Phone Number	479-1810
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SMTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false